Pension Plans And Other Post-Retirement Benefits (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member] Parent Company [Member]	Dec. 31, 2010 Pension Benefits [Member] Parent Company [Member]	Dec. 31, 2012 Pension Benefits [Member] Expected Contributions For Remaining Fiscal Year [Member]	Dec. 31, 2011 Other Post-Retirement Benefits [Member]	Dec. 31, 2010 Other Post-Retirement Benefits [Member]	Dec. 31, 2012 Other Post-Retirement Benefits [Member] Expected Contributions For Remaining Fiscal Year [Member]	Dec. 31, 2011 401(k) Savings Plans [Member]	Dec. 31, 2010 401(k) Savings Plans [Member]	Dec. 31, 2009 401(k) Savings Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		$ 209,893,000	$ 184,786,000
Estimated net actuarial loss		7,142,000					1,207,000
Prior service cost		216,000					268,000
Transition asset		0					77,000
Aa-graded corporate bonds, outstanding value	50,000
Increase in pension expense due to discount rate	793,000,000
Increase in pension liabilities due to discount rate	8,742,000,000
Increase in pension expense due to expected return on assets	418,000,000
Assumptions	of the bonds purchased to the discounted value of the plan's benefit payments. The Company's pension expense and liability (benefit obligations)
Expected return on plan assets	7.75%
Compensation expense										2,631,000	2,155,000	2,095,000
Total assets		148,912,000	145,524,000	10,610,000	10,496,000		28,131,000	26,739,000
Percentage of plan assets				6.40%	6.60%
Cash contributions made by the Company		$ 17,329,000	$ 13,132,000			$ 19,306,000	$ 1,825,000	$ 1,351,000	$ 2,912,000